Financial Instruments and Financial Risk Management - Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	$ 924,277	$ 1,059,764
Long-term debt	(1,709,831)	(1,278,670)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	41,239	50,732
Trade and other payables	(7,379)	(8,301)
Long-term debt	(1,654,689)	(1,079,774)
Balance sheet exposure	(1,620,829)	(1,037,343)
Long-term debt designated as investment hedge	1,655,000	1,080,000
Net balance sheet exposure	$ 34,171	$ 42,657